Intangible Assets - Schedule of Goodwill Allocation to Group of CGUs (Detail) - Cash generating unit [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 816	€ 903
Retail Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	8.95%
Long term growth rate	1.30%
Goodwill	€ 50	50
Retail Germany [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	8.10%
Long term growth rate	1.30%
Goodwill	€ 349	349
Retail Growth Markets [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Fair value less cost of disposal
Goodwill	€ 307	375
Wholesale Banking [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	9.54%
Long term growth rate	2.12%
Goodwill	€ 110	€ 129